Business combinations - Additional information (Details) - Individually immaterial acquisitions - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business combinations
Deferred consideration	£ 15	£ 22
Contingent consideration	£ 43	23
Payment term for both deferred and contingent consideration	5 years
Release of contingent consideration liabilities not paid	£ 0	£ 10